Shareholder Fees - FidelitySeriesInvestmentGradeSecuritizedFund-PRO	Oct. 30, 2023 USD ($)
FidelitySeriesInvestmentGradeSecuritizedFund-PRO | Fidelity Series Investment Grade Securitized Fund
Shareholder Fees:
(fees paid directly from your investment)	none